Document and Entity Information	9 Months Ended
Oct. 31, 2015
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2015
Entity Registrant Name	NEUTRA CORP.
Entity Central Index Key	0001512886
Entity Filer Category	Smaller Reporting Company